Share Capital, Warrants and Options - Schedule of Number and Weighted Average Exercise Prices of Warrants (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments $ / shares
Statement Line Items [Line Items]
Outstanding at end of year	15,651,397
Post-consolidation Basis [Member]
Statement Line Items [Line Items]
Outstanding at beginning of year	15,651,397	25,797,283
Issued		3,984,731
Cancelled / expired		(14,130,617)
Outstanding at end of year	15,651,397	15,651,397
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.96	$ 1.20
Weighted Average Exercise Price, Issued | $ / shares		0.25
Weighted Average Exercise Price, Cancelled / expired | $ / shares		1.20
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 0.96	$ 0.96